Supplementary Disclosures on Financial Instruments - Summary of Gains and Losses by IAS 39 Category (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Fees and expenses not included in the effective interest rate	€ 2	€ 2